Exhibit 99.1

Page 1 of 8 Popular ABS Mortgage Pass-Through Certificates 2006-A July 25, 2006

Table of Contents

Distribution Report	2

Factor Report	2

Delinquency by Group	5

Foreclosure Group Report	6

REO Group Report	6

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

Nayades Ortega

JPMorgan Chase Bank, N.A. - Structured Finance Services

4 New York Plaza, Floor 6

New York, New York 10004

Tel: (212) 623-4482

Email: nayades.x.ortega@jpmorgan.com

Page 2 of 8 Popular ABS Mortgage Pass-Through Certificates 2006-A July 25, 2006

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE

A1	147,341,000.00	127,015,459.90	11,478,076.55	553,796.23	12,031,872.78	0.00	0.00	115,537,383.35
A2	9,067,000.00	9,067,000.00	0.00	39,970.99	39,970.99	0.00	0.00	9,067,000.00
A3	45,954,000.00	45,954,000.00	0.00	204,434.67	204,434.67	0.00	0.00	45,954,000.00
A4	50,749,000.00	50,749,000.00	0.00	230,671.83	230,671.83	0.00	0.00	50,749,000.00
M1	23,430,000.00	23,430,000.00	0.00	107,818.68	107,818.68	0.00	0.00	23,430,000.00
M2	17,655,000.00	17,655,000.00	0.00	83,945.85	83,945.85	0.00	0.00	17,655,000.00
M3	4,785,000.00	4,785,000.00	0.00	23,175.68	23,175.68	0.00	0.00	4,785,000.00
M4	4,620,000.00	4,620,000.00	0.00	24,088.49	24,088.49	0.00	0.00	4,620,000.00
M5	4,290,000.00	4,290,000.00	0.00	23,231.84	23,231.84	0.00	0.00	4,290,000.00
M6	3,300,000.00	3,300,000.00	0.00	20,130.23	20,130.23	0.00	0.00	3,300,000.00
B1	2,310,000.00	2,310,000.00	0.00	14,091.16	14,091.16	0.00	0.00	2,310,000.00
B2	3,630,000.00	3,630,000.00	0.00	22,143.25	22,143.25	0.00	0.00	3,630,000.00
B3	8,911,000.00	5,808,711.32	481,677.97	35,433.54	517,111.51	0.00	0.00	5,327,033.35
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

TOTALS	326,042,000.00	302,614,171.22	11,959,754.52	1,382,932.44	13,342,686.96	0.00	0.00	290,654,416.70

X	330,002,299.03	309,676,758.93	0.00	166,214.62	166,214.62	0.00	0.00	298,198,682.38

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE

A1	73316PJS0	862.05102382	77.90144325	3.75860236	81.66004561	784.14958057	5.412500%
A2	73316PJT8	1,000.00000000	0.00000000	4.40840300	4.40840300	1,000.00000000	5.472500%
A3	73316PJU5	1,000.00000000	0.00000000	4.44868064	4.44868064	1,000.00000000	5.522500%
A4	73316PJV3	1,000.00000000	0.00000000	4.54534730	4.54534730	1,000.00000000	5.642500%
M1	73316PJW1	1,000.00000000	0.00000000	4.60173624	4.60173624	1,000.00000000	5.712500%
M2	73316PJX9	1,000.00000000	0.00000000	4.75479184	4.75479184	1,000.00000000	5.902500%
M3	73316PJY7	1,000.00000000	0.00000000	4.84340230	4.84340230	1,000.00000000	6.012500%
M4	73316PJZ4	1,000.00000000	0.00000000	5.21395887	5.21395887	1,000.00000000	6.472500%
M5	73316PKA7	1,000.00000000	0.00000000	5.41534732	5.41534732	1,000.00000000	6.722500%
M6	73316PKB5	1,000.00000000	0.00000000	6.10006970	6.10006970	1,000.00000000	7.572500%
B1	73316PKC3	1,000.00000000	0.00000000	6.10006926	6.10006926	1,000.00000000	7.572500%
B2	73316PKD1	1,000.00000000	0.00000000	6.10006887	6.10006887	1,000.00000000	7.572500%
B3	73316PKE9	651.85852542	54.05431153	3.97638200	58.03069353	597.80421389	7.572500%

TOTALS		928.14475196	36.68163770	4.24157759	40.92321529	891.46311426

X	N/A	938.40788334	0.00000000	0.50367716	0.50367716	903.62607551	0.644083%

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 3 of 8 Popular ABS Mortgage Pass-Through Certificates 2006-A July 25, 2006

Sec. 4.03(a)(i)	Dates

	Record Date	07/24/06
	Determination Date	07/21/06
	Distribution Date	07/25/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	208,898.49
	Curtailments	44,665.08
	Prepayments	11,224,512.98
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	553,796.23
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	39,970.99
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	204,434.67
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - A-4	230,671.83
	Unpaid Interest - A-4	0.00
	Remaining Unpaid Interest - A-4	0.00

	Interest Distribution - M-1	107,818.68
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	83,945.85
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	23,175.68
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 4 of 8 Popular ABS Mortgage Pass-Through Certificates 2006-A July 25, 2006

Interest Distribution - M-4	24,088.49
Unpaid Interest - M-4	0.00
Remaining Unpaid Interest - M-4	0.00

Interest Distribution - M-5	23,231.84
Unpaid Interest - M-5	0.00
Remaining Unpaid Interest - M-5	0.00

Interest Distribution - M-6	20,130.23
Unpaid Interest - M-6	0.00
Remaining Unpaid Interest - M-6	0.00

Interest Distribution - B-1	14,091.16
Unpaid Interest - B-1	0.00
Remaining Unpaid Interest - B-1	0.00

Interest Distribution - B-2	22,143.25
Unpaid Interest - B-2	0.00
Remaining Unpaid Interest - B-2	0.00

Interest Distribution - B-3	35,433.54
Unpaid Interest - B-3	0.00
Remaining Unpaid Interest - B-3	0.00

Interest Reductions

Net Prepayment Interest Shortfalls	0.00
Relief Act Reductions	0.00

Class A-1 Interest Reduction	0.00
Class A-2 Interest Reduction	0.00
Class A-3 Interest Reduction	0.00
Class A-4 Interest Reduction	0.00
Class M-1 Interest Reduction	0.00
Class M-2 Interest Reduction	0.00
Class M-3 Interest Reduction	0.00
Class M-4 Interest Reduction	0.00
Class M-5 Interest Reduction	0.00
Class M-6 Interest Reduction	0.00
Class B-1 Interest Reduction	0.00
Class B-2 Interest Reduction	0.00
Class B-3 Interest Reduction	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 5 of 8 Popular ABS Mortgage Pass-Through Certificates 2006-A July 25, 2006

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00
	Class A-4 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00
	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	309,676,758.93
	Ending Pool Balance	298,198,682.38
	Beginning Loan Count	2,024.00
	Ending Loan Count	1,964.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	129,031.98

Sec. 4.03(a)(ix)	Delinquency Advances

	Group I Delinquency Advances Included in Current Distribution	155,287.34
	Group I Recouped Advances Included in Current Distribution	0.00
	Group I Recouped Advances From Liquidations	0.00
	Group I Aggregate Amount of Advances Outstanding	2,444,378.80

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	5,161.28
Section 4.03(a)(xi) A	Delinquencies

Delinquency by Group

Group 1

Period	Number	Principal Balance	Percentage

0-30 days	181	26,069,739.76	8.74%
31-60 days	42	6,084,269.52	2.04%
61-90 days	13	2,133,913.83	0.72%
91+days	6	645,883.59	0.22%
Total	242	34,933,806.70	11.71%

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 6 of 8 Popular ABS Mortgage Pass-Through Certificates 2006-A July 25, 2006

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Report

Group Number	Number of Loans	Principal Balance	Percentage

1	17	2,336,149.75	0.78%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Report

Group Number	Number of Loans	Principal Balance	Percentage

1	0	0.00	0.00%

	Market Value of Group I REO Loans	0.00
Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans
	Group I Three Largest Loans	2,452,182.31
Sec. 4.03(a)(xv)	Net WAC Cap Carryover
	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 7 of 8 Popular ABS Mortgage Pass-Through Certificates 2006-A July 25, 2006
	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	273.73
	Class M-6 Net WAC Cap Carryover Amounts Paid	273.73
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	191.61
	Class B-1 Net WAC Cap Carryover Amounts Paid	191.61
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	301.11
	Class B-2 Net WAC Cap Carryover Amounts Paid	301.11
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	481.83
	Class B-3 Net WAC Cap Carryover Amounts Paid	481.83
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans
	with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	0.00

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds
	Beginning Balance of Cap Reserve Fund	0.00
	Funds Deposited to Cap Reserve Fund	167,424.64
	Funds Withdrawn From Cap Reserve Fund For Distribution	167,424.64
	Ending Balance of Cap Reserve Fund	0.00

	Beginning Balance of Corridor Reserve Fund	0.00
	Funds Withdrawn From Corridor Reserve Fund For Distribution	0.00
	Funds Deposited to Corridor Reserve Fund	0.00
	Ending Balance of Corridor Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 8 of 8 Popular ABS Mortgage Pass-Through Certificates 2006-A July 25, 2006

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	7.74%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	352.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)	Overcollateralization Amounts

	Overcollateralization Amount	7,544,265.68
	Overcollateralization Target Amount	7,543,994.24
	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events

	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxv)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	1.72%
	Six month rolling average of 60+ Day Delinquent Loans	0.01%

Sec. 4.03 (a)(xxviii)	Amount of Funds Collected by Trustee under the Cap Agreement	167,424.64
	Amount of Funds Collected by Trustee under the Corridor Agreement	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries

	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage

	Senior Enhancement Percentage	25.79%
	Senior Specified Enhancement Percentage	46.60%

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.